Summary of Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Principal Accounting Policies [Line Items]
Unrealized gains from long term deposits	¥ 6,411,249	$ 878,338	¥ 4,485,000	¥ 4,534,833
Long-term bank loans	285,570,000		63,340,000		$ 39,122,930
Accumulated losses	(458,337,569)		(568,339,799)		$ (62,791,989)
Impairment of long-lived assets	12,600,000	1,726,193	40,559,449	53,244,063
Impairment losses	39,072,000	5,352,842	16,027,000	30,892,345
Sublease revenue	90,666,129	12,421,209	102,194,590	61,578,703
Hotel manager fees	¥ 121,522,458	$ 16,648,509	134,798,805	115,738,098
Number of tiers membership	4	4
Membership expiration term	2 years	2 years
Membership program of renewal period	2 years	2 years
Membership duration	5 years	5 years
Accommodation services, value-added tax rate	6.00%				6.00%
Catering services, value-added tax rate	13.00%				13.00%
Marketing and advertising expenses	¥ 22,872,580	$ 3,133,531	24,170,599	35,872,725
Financial subsidies received	8,075,235	1,106,303	13,076,243	11,466,168
Expensed incurred for employee benefits	49,181,636	$ 6,737,857	54,737,023	63,954,002
Cash and cash equivalents and restricted cash	¥ 1,525,201,938		¥ 791,600,712	¥ 733,961,731	$ 208,951,809	$ 108,448,853		¥ 353,122,593
Percentage of appreciation of functional currencies	2.81%	2.81%	2.94%	8.23%
Level 3 [Member]
Summary of Principal Accounting Policies [Line Items]
Impairment losses	¥ 12,600,000	$ 1,726,193	¥ 40,559,449	¥ 48,306,360
Minimum [Member]
Summary of Principal Accounting Policies [Line Items]
Debt instrument term	1 year	1 year
Membership duration	3 years	3 years
Leases operating Term	5 years				5 years
Maximum [Member]
Summary of Principal Accounting Policies [Line Items]
Debt instrument term	3 years	3 years
Leases operating Term	20 years				20 years
Loans Receivable [Member] | Credit Concentration Risk [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration of credit risk, loans receivable	¥ 460,249,212		533,195,219		$ 63,053,884
Financial institutions in the PRC [Member]
Summary of Principal Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	1,682,703,645		1,120,364,700		230,529,454
Financial institutions outside of the PRC [Member]
Summary of Principal Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	128,078,768		152,287,629		$ 17,546,719
Hotel Business [Member]
Summary of Principal Accounting Policies [Line Items]
Impairment losses				¥ 4,937,703
United States of America, Dollars
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange translation rate	1				1
RMB [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange translation rate	7.2993				7.2993
Cumulative-effect Adjustment [Member]
Summary of Principal Accounting Policies [Line Items]
Accumulated losses							¥ 20,112,051